Note 31 - Principal Subsidiaries (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
HYDRIL COMPANY and subsidiaries [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Technical Drilling & Production Services Nigeria. Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%
Tenaris Supply Chain S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.50%
Tubular Technical Services and Pipe Coaters [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%
Amaja Tubular Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
Tubular Services Angola Lda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
Tenaris Baogang Baotou Steel Pipes Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%